Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

				Average	Value of Initial Fixed
	Summary		Average Summary	Compensation	$100 Investment
	Compensation	Compensation	Compensation Table	Actually Paid to	Based on:
	Table Total	Actually Paid	Total for Non-PEO	Non-PEO	Total Shareholder	Net Income (in
Year	for PEO (1)	to PEO (2)	NEOs (3)	NEOs (4)	Return (5)	thousands) (6)
2024	$1,150,161	$1,094,841	$653,151	$606,910	$143.52	$23,614
2023	1,111,457	1,202,671	633,209	634,647	126.40	27,425
2022	1,468,585	1,465,049	746,990	719,142	103.30	23,730
(1)	Represents the total compensation of our principal executive officer (“PEO”), Mr. Guarini, as reported in the Summary Compensation Table for each year indicated. Mr. Guarini was the only person who served as our PEO during those years.
(2)	Represents the “compensation actually paid” to Mr. Guarini, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to Mr. Guarini’s Summary Compensation Table total for each year to determine his compensation actually paid.

Adjustments to Determine Compensation Actually Paid to PEO	2024	2023	2022
Summary Compensation Table Total	$1,150,161	$1,111,457	$1,468,585
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	181,041	174,070	167,381
Plus: fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	28,441	42,283	1,960
Plus: change in fair value from prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	56,622	80,859	7,982
Plus: change in fair value from prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	30,189	127,476	141,888
Plus: dividends or other earnings paid during the covered year prior to vesting date of award	10,469	14,666	12,015
Compensation Actually Paid	$1,094,841	$1,202,671	$1,465,049
(3)	Represents the average of the total compensation of each of our non-PEO NEOs (Ms. King and Ms. Colwell), as reported in the Summary Compensation Table for each year indicated. Ms. King and Ms. Colwell were our only non-PEO NEOs for those years.

(4)	Represents the average of the compensation actually paid to our non-PEO NEOs, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to the average of the non-PEO NEOs’ Summary Compensation Table totals for each year to determine their average compensation actually paid.

Adjustments to Determine Average Compensation Actually Paid to Non-PEO NEOs	2024	2023	2022
Summary Compensation Table Total	$653,151	$633,209	$746,990
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	104,454	100,428	77,246
Plus: fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	13,049	24,392	904
Plus: change in fair value from prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	29,721	32,192	2,507
Plus: change in fair value from prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	10,179	39,287	42,074
Plus: dividends or other earnings paid during the covered year prior to vesting date of award	5,264	5,995	3,913
Compensation Actually Paid	$606,910	$634,647	$719,142
(5)	Represents the cumulative three-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2021, and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.
(6)	Represents our reported net income for each year indicated.

Named Executive Officers, Footnote
(3)	Represents the average of the total compensation of each of our non-PEO NEOs (Ms. King and Ms. Colwell), as reported in the Summary Compensation Table for each year indicated. Ms. King and Ms. Colwell were our only non-PEO NEOs for those years.

PEO Total Compensation Amount	$ 1,150,161	$ 1,111,457	$ 1,468,585
PEO Actually Paid Compensation Amount	$ 1,094,841	1,202,671	1,465,049
Adjustment To PEO Compensation, Footnote
(2)	Represents the “compensation actually paid” to Mr. Guarini, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to Mr. Guarini’s Summary Compensation Table total for each year to determine his compensation actually paid.

Adjustments to Determine Compensation Actually Paid to PEO	2024	2023	2022
Summary Compensation Table Total	$1,150,161	$1,111,457	$1,468,585
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	181,041	174,070	167,381
Plus: fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	28,441	42,283	1,960
Plus: change in fair value from prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	56,622	80,859	7,982
Plus: change in fair value from prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	30,189	127,476	141,888
Plus: dividends or other earnings paid during the covered year prior to vesting date of award	10,469	14,666	12,015
Compensation Actually Paid	$1,094,841	$1,202,671	$1,465,049

Non-PEO NEO Average Total Compensation Amount	$ 653,151	633,209	746,990
Non-PEO NEO Average Compensation Actually Paid Amount	$ 606,910	634,647	719,142
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Represents the average of the compensation actually paid to our non-PEO NEOs, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to the average of the non-PEO NEOs’ Summary Compensation Table totals for each year to determine their average compensation actually paid.

Adjustments to Determine Average Compensation Actually Paid to Non-PEO NEOs	2024	2023	2022
Summary Compensation Table Total	$653,151	$633,209	$746,990
Adjustments:
Less: amounts reported under the “Stock Awards” column in the Summary Compensation Table	104,454	100,428	77,246
Plus: fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	13,049	24,392	904
Plus: change in fair value from prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	29,721	32,192	2,507
Plus: change in fair value from prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	10,179	39,287	42,074
Plus: dividends or other earnings paid during the covered year prior to vesting date of award	5,264	5,995	3,913
Compensation Actually Paid	$606,910	$634,647	$719,142

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 143.52	126.4	103.3
Net Income (Loss)	$ 23,614,000	27,425,000	23,730,000
PEO Name	Mr. Guarini
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 181,041	174,070	167,381
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,441	42,283	1,960
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,622	80,859	7,982
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,189	127,476	141,888
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,469	14,666	12,015
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,454	100,428	77,246
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,049	24,392	904
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,721	32,192	2,507
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,179	39,287	42,074
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,264	$ 5,995	$ 3,913